Equity - Issued Capital - Schedule of Movements in Ordinary Share Capital (Details) - AUD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements in Ordinary Share Capital [line items]
Beginning Balance Shares (in Shares)		1,326,676,693	1,331,279,665
Issue of IPO shares (net of warrant fair value) Shares (in Shares)	[1]			885,592,950
Issue of IPO shares (net of warrant fair value) Issue price (in Dollars per share and Dollars per share)	[1]			$ 0.01
Issue of IPO shares (net of warrant fair value) Cost	[1]			$ 9,237,295
Exercise of pre-funded warrants shares (in Shares)		598,732,750		123,750,000
Exercise of pre-funded warrants Issue price (in Dollars per share and Dollars per share)		$ 0.005		$ 0.023
Exercise of pre-funded warrants costs		$ 3,132,612		$ 2,819,835
Capital raising costs costs		$ (436,203)		$ (1,790,460)
Ending Balance Date		Dec. 31, 2024
Ending Balance Shares (in Shares)		2,059,298,968	1,326,676,693	1,331,279,665
Ending Balance Cost		$ 34,837,206
Issue of shares (net of warrant fair value) under Registered Direct Offering shares (in Shares)	[2]	133,889,525
Issue of shares (net of warrant fair value) under Registered Direct Offering Issue price (in Dollars per share and Dollars per share)	[2]	$ 0.008
Issue of shares (net of warrant fair value) under Registered Direct Offering Cost	[2]	$ 1,079,244
Expiry of options Cost		$ 26,432	$ 148,007
Cancelation of shares through small parcel buy back shares (in Shares)			(4,602,972)
Cancelation of shares through small parcel buy back costs			$ (20,291)
Bottom of range [member]
Schedule of Movements in Ordinary Share Capital [line items]
Beginning Balance Date				Jan. 01, 2022
Beginning Balance Shares (in Shares)			1,331,279,665	321,936,715
Beginning Balance Cost			$ 30,907,405	$ 20,640,735
Ending Balance Date				Dec. 31, 2022
Ending Balance Shares (in Shares)				1,331,279,665
Ending Balance Cost				$ 30,907,405
Top of range [member]
Schedule of Movements in Ordinary Share Capital [line items]
Beginning Balance Shares (in Shares)		1,326,676,693
Beginning Balance Cost		$ 31,035,121
Ending Balance Date			Dec. 31, 2023
Ending Balance Shares (in Shares)			1,326,676,693
Ending Balance Cost			$ 31,035,121

[1]	On August 24, 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of $5.00, expiring August 24, 2027.
[2]	On January 30, 2024, the Company issued 1,416,354 pre-funded warrants at an offering price of $1.5499 under registered direct offering. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant. In addition, on January 30, 2024, in a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 1,998,386 ADS at an exercise price of $1.55 per ADS, expiring January 30, 2029.